VIA EDGAR

May 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Smith Barney Multiple Discipline Trust
     (the "Fund")
     File Nos. 333-91278 and 811-21128

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 1 filed on April 29, 2003, which became effective on April 30, 2003.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/  Barbara Allen
------------------
Barbara Allen
Assistant Secretary